EARNINGS (LOSS) PER SHARE - Calculation of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss and comprehensive loss from continued operations	$ (21,165)	$ (20,250)
Weighted average shares - basic (in shares)	65,776,384	32,656,325
Weighted average shares - diluted (in shares)	65,776,384	32,656,325
Net loss per share - basic from continuing operations (in USD per share)	$ (0.32)	$ (0.62)
Net loss per share - diluted from continuing operations (in USD per share)	(0.32)	(0.62)
Net loss per share - basic from discontinued operations (in USD per share)	(0.40)	(0.72)
Net loss per share - diluted from discontinued operations (in USD per share)	$ (0.40)	$ (0.72)